CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss)		$ 1,203	$ 215	$ (202)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(422)	127	37
Available-for-sale securities (1)	[1]	0	8	166
Net investment and cash flow hedges		72	(25)	(3)
Equity accounted investment		(1)	(5)	(79)
Taxes on the above items		(8)	(1)	6
Other comprehensive income that will be reclassified to profit or loss, net of tax		(359)	104	127
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations		(70)	5	6
Fair value through OCI (2)	[2]	35	0	0
Taxes on the above items		6	0	0
Total other comprehensive income (loss)		(388)	109	133
Comprehensive income (loss)		815	324	(69)
Attributable to:
Limited partners	[3]	1	(29)	(5)
Brookfield Asset Management Inc.	[4]	0	0	15
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	1	(28)	(5)
Special Limited Partners		278	142	0
Interest of others in operating subsidiaries		535	239	(74)
Comprehensive income (loss)		$ 815	$ 324	$ (69)

[1]	The partnership adopted IFRS 9 on January 1, 2018; please refer to Note 2(t) for additional information
[2]	The partnership adopted IFRS 9 on January 1, 2018; please refer to Note 2(t) for additional information.
[3]	For the periods subsequent to June 20, 2016.
[4]	For the periods prior to June 20, 2016.